2017, 2018 and 2020 Warrants - Narrative (Details) - USD ($) $ in Thousands			6 Months Ended	12 Months Ended
	Dec. 02, 2020	Jun. 24, 2019	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 06, 2020
Class of Warrant or Right [Line Items]
Period for financing to occur before warrant becomes exercisable for a SAFE				2 years
Change in fair value of warrant liabilities				$ (268,266)	$ (256)
Class A Common Stock | Common Stock
Class of Warrant or Right [Line Items]
Conversion of SAFE into Series A common stock or Issuance of Class A common stock upon exercise of warrants (in shares)	1,466,155	3,612,062		1,466,155	3,612,062
2017, 2018, And 2020 Warrants
Class of Warrant or Right [Line Items]
Change in fair value of warrant liabilities				$ 27,300	$ 256
Warrants outstanding (in shares)				0
2017 Warrants
Class of Warrant or Right [Line Items]
Number of shares available for purchase, percentage of principal advances under 2017 Note				10.00%
Number of shares available for purchase, calculation benchmark, percentage of price per share for equity securities issued				70.00%
Period for financing to occur before warrant becomes exercisable for a SAFE				2 years
Warrants exercisable for a SAFE, invested amount, percentage of advances under 2017 Note				10.00%
2020 Warrants
Class of Warrant or Right [Line Items]
Number of shares available for purchase, percentage of principal advances under 2017 Note						10.00%
Warrant coverage percentage			10.00%